Accumulated other comprehensive loss	12 Months Ended
Dec. 31, 2019
Accumulated other comprehensive loss
Accumulated other comprehensive loss
27 .	Accumulated other comprehensive loss
The changes in accumulated other comprehensive loss by component are as follows:

	Cumulative Translation Adjustments	Unrealized Gain and (Loss) on Available-for-sale Securities	Total
	RMB	RMB	RMB
Balance as of January 1, 2017	(366,148)	22,540	(343,608)

Foreign currency translation, net of tax of nil	342,348	—	342,348
Fair value changes of available-for-sale investments, net of tax of nil	—	32,633	32,633
Reclassification adjustment for gains included in net income, net of tax of nil	—	(55,615)	(55,615)

Balance as of December 31, 2017	(23,800)	(442)	(24,242)

Adoption of ASU 2016-01	—	442	442
Foreign currency translation, net of tax of nil	(7,083)	—	(7,083)

Balance as of December 31, 2018	(30,883)	—	(30,883)

Foreign currency translation, net of tax of nil	(25,773)	—	(25,773)

Balance as of December 31, 2019	(56,656)	—	(56,656)